Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,988,298	$ 285,601	¥ 211,970
Short-term investments	10,806,812	1,552,301	9,849,488
Accounts receivable (net of allowance for doubtful accounts of RMB3,589 and RMB33,989 (US$4,883) as of December 31, 2018 and 2019, respectively)	3,231,486	464,174	2,795,835
Amounts due from related parties, current	29,501	4,238	34,047
Prepaid expenses and other current assets	302,285	43,421	249,977
Total current assets	16,358,382	2,349,735	13,141,317
Non-current assets:
Restricted cash	5,200	747	5,000
Property and equipment, net	281,773	40,474	170,198
Intangible assets, net	27,746	3,985	39,404
Goodwill	1,504,278	216,076	1,504,278
Long-term investments	71,664	10,294	70,979
Amounts due from related parties, non-current	4,509	648	2,041
Deferred tax assets	27,782	3,991	90,179
Other non-current assets	874,531	125,618	732,805
Total non-current assets	2,797,483	401,833	2,614,884
Total assets	19,155,865	2,751,568	15,756,201
Current liabilities:
Accrued expenses and other payables	2,417,438	347,243	2,439,948
Advance from customers	95,636	13,737	75,017
Deferred revenue	1,370,953	196,925	1,510,726
Income tax payable	45,489	6,534	119,210
Amounts due to related parties	36,387	5,227	19,868
Total current liabilities	3,965,903	569,666	4,164,769
Non-current liabilities
Other liabilities	45,534	6,541	24,068
Deferred tax liabilities	538,487	77,349	455,921
Total non-current liabilities	584,021	83,890	479,989
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE or Chezhiying WFOE of RMB303,584 and RMB212,807 (US$30,568) as of December 31, 2018 and 2019, respectively)	4,549,924	653,556	4,644,758
Commitments and contingencies
Shareholders' equity:
Ordinary shares	8,029	1,153	7,969
Additional paid-in capital	3,774,373	542,155	3,500,620
Accumulated other comprehensive income	148,415	21,318	128,375
Retained earnings	10,698,280	1,536,712	7,498,314
Total Autohome Inc. shareholders' equity	14,629,097	2,101,338	11,135,278
Noncontrolling interests	(23,156)	(3,326)	(23,835)
Total equity	14,605,941	2,098,012	11,111,443
Total liabilities and equity	¥ 19,155,865	$ 2,751,568	¥ 15,756,201